                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10067
                                                      ---------

                           Eaton Vance Variable Trust
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC]

EATON VANCE VT INCOME FUND OF BOSTON

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT INCOME FUND OF BOSTON AS OF DECEMBER 31, 2003

MANAGEMENT DISCUSSION

Eaton Vance VT Income Fund of Boston had a total return of 13.40% for the period from inception on January 9, 2003 through December 31, 2003.(1) That return was the result of an increase in net asset value per share from $10.00 on January 9, 2003 to $11.34 on December 31, 2003. The Merrill Lynch U.S. High Yield Master II Index had a total return of 24.57% for the same period.

[PHOTO OF MICHAEL W. WEILHEIMER]

MICHAEL W. WEILHEIMER

[PHOTO OF THOMAS HUGGINS]

THOMAS HUGGINS

AN INTERVIEW WITH MICHAEL W. WEILHEIMER AND THOMAS HUGGINS, CO-PORTFOLIO MANAGERS OF EATON VANCE VT INCOME FUND OF BOSTON.

Q: MIKE, THE HIGH-YIELD MARKET STAGED A RECOVERY IN 2003. WHAT FACTORS HAVE
   DRIVEN THE HIGH-YIELD REBOUND?

A: MR. WEILHEIMER: The improving economy brightened the outlook for corporate profits and provided a further lift for the high-yield market in the second half of 2003. Tax cuts and low interest rates also provided a boost. As an indication of the economy's recovery in the second half of the 2003 calendar year, fourth quarter Gross Domestic Product (GDP) - the broadest measure of the nation's economic activity - rose 4.0%, following a remarkable 8.2% surge in the third quarter. The third quarter saw the nation's fastest growth rate in two decades and demonstrated the economy's renewed momentum.

   The equity and high-yield markets received an additional boost from the fact that many of the corporate governance issues that have eroded investor confidence in recent years are now being addressed. Finally, default rates - which rose during the economic slowdown - have declined significantly, reflecting the improved credit conditions.

Q: TOM, WHERE HAS THE FUND BEEN INVESTING IN ITS FIRST YEAR OF OPERATIONS?

A: MR. HUGGINS: The Fund's small size limited our ability to establish a diversified portfolio of high-yield bonds in the first half of the year. As a result, those limitations also constrained performance during the year. Due, in part, to these limitations, the Fund invested in bonds of well-known companies doing business in vital sectors of the economy. We believe that these bonds are among the most liquid and representative issues in the U.S. high-yield market. These included companies in cyclical, or economically sensitive businesses, as well as those in more defensive areas of the economy.

   At December 31, 2003, the Fund's largest sector weightings were broadcasting and cable, at 10%; auto and parts, at 7.5%; entertainment, at 7.4%; wireless communication services, at 7.4%; and chemicals, at 5.2%.(1)

Q: CAN YOU GIVE EXAMPLES OF INVESTMENTS IN AREAS THAT SHOULD BENEFIT FROM A
   STRONGER ECONOMY?

A: MR. WEILHEIMER: Yes. The Fund's early investments have included companies in economically-sensitive areas. The auto and parts sector, for example, is influenced by rising consumer confidence and increased spending on big-ticket

FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(2)

Cumulative Annual Total Return (at net asset value)
Life of Fund (1/9/03)                                      13.40%

(1) Portfolio profile is subject to change.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

   items. The Fund's investments include some of the largest producers of auto parts for both original manufacturers and for the after-market. One such company has manufacturing facilities in 21 countries, giving it good exposure to the increase in global auto sales.

   In another GDP-sensitive area, the Fund had investments in several chemical manufacturers. Among the Fund's investments in this area was a company whose products are widely used in water treatment and filtration systems. Another company produces polymers used in the manufacture of plastics, rubber and adhesives. Yet another company produces specialty chemicals with a range of applications in the pharmaceutical, health care and agrichemical businesses.

Q: DID THE FUND HAVE EXPOSURE TO NON-INDUSTRIAL SECTORS AS WELL?

A: MR. HUGGINS: Yes. For example, the Fund had investments in the broadcasting and cable sector, including a company that provides cable services to the metropolitan New York area. In addition to its cable services, the company has achieved impressive growth in its highspeed internet service and should benefit from its ability to offer additional services to its 3 million customers.

   Another investment included a Canada-based, integrated media company with businesses in publishing and broadcasting. As the operator of 52 radio stations, the company's radio properties offer a number of popular formats, including news, music and talk radio that cover all of Canada and extend into Latin America.

Q: ENTERTAINMENT AND LODGING WERE ALSO AMONG THE FUND'S LARGEST SECTOR
   WEIGHTINGS. WHERE DID YOU INVEST IN THOSE SECTORS?

A: MR. WEILHEIMER: Leisure-related industries have continued to register strong growth in recent years. Rising productivity has created more leisure time and discretionary income for consumers, creating a rising demand for leisure and travel-related activities. The Fund focused on companies we believe are poised to benefit in those growing markets.

   In the entertainment sector, the Fund's investments included the world's largest regional theme park operator, a major cruise ship operator and a developer of golf and ski vacation properties. In the lodging and gaming sector, the Fund had investments in a luxury Las Vegas-based casino resort, as well as a developer of casino resorts in non-traditional gaming locales.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

                    VARIABLE TRUST INCOME FUND OF BOSTON FUND
                               Inception: 1/9/2003

                  FUND          FUND        MERRILL LYNCH U.S.
                VALUE AT     VALUE WITH    HIGH YIELD MASTER II
    DATE          NAV       SALES CHARGE          INDEX
  1/9/2003        10,000        N/A               10,000
 2/28/2003        10,000                          10,134
 3/31/2003        10,070                          10,402
 4/30/2003        10,190                          11,006
 5/31/2003        10,130                          11,133
 6/30/2003        10,200                          11,444
 7/31/2003        10,120                          11,289
 8/31/2003        10,360                          11,434
 9/30/2003        10,660                          11,744
10/31/2003        10,940                          11,987
11/30/2003        11,050                          12,153
12/31/2003        11,340                          12,441

     PERFORMANCE**

     Cumulative Annual Total Return (at net asset value)
     Life of Fund (1/9/03)                                 13.40%

*  Sources: Thomson Financial; Bloomberg L.P.

   The chart compares the Fund's total return with that of the Merrill Lynch U.S. High Yield Master II Index. The Index is unmanaged and tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

   Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE VT INCOME FUND OF BOSTON AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS & NOTES -- 94.9%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Airlines -- 2.1%
Delta Air Lines, 7.779%, 11/18/05                                   $         5,000   $    4,606
------------------------------------------------------------------------------------------------
                                                                                      $    4,606
------------------------------------------------------------------------------------------------

Apparel -- 2.4%
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(1)                                                  $         5,000   $    5,287
------------------------------------------------------------------------------------------------
                                                                                      $    5,287
------------------------------------------------------------------------------------------------

Auto and Parts -- 7.5%
Keystone Automotive, Sr. Sub. Notes, 9.75%, 11/1/13(1)              $         5,000   $    5,400
Metaldyne Corp., 10.00%, 11/1/13(1)                                           5,000        5,075
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13                           5,000        5,712
------------------------------------------------------------------------------------------------
                                                                                      $   16,187
------------------------------------------------------------------------------------------------

Broadcasting and Cable -- 10.0%
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02(2)                                         $         5,000   $    4,650
Corus Entertainment, Inc., Sr. Sub. Notes, 8.75%, 3/1/12                      5,000        5,525
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                           5,000        5,750
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13(1)                        5,000        5,837
------------------------------------------------------------------------------------------------
                                                                                      $   21,762
------------------------------------------------------------------------------------------------

Building Materials -- 4.2%
Koppers, Inc., 9.875%, 10/15/13(1)                                  $         5,000   $    5,537
Nortek Holdings, Inc., Sr. Notes, (0% until 2007),
10.00%, 5/15/11(1)                                                            5,000        3,637
------------------------------------------------------------------------------------------------
                                                                                      $    9,174
------------------------------------------------------------------------------------------------

Business Services - Miscellaneous -- 4.9%
Advanstar Communications, 10.75%, 8/15/10(1)                        $         5,000   $    5,438
Sensus Metering Systems, Sr. Sub. Notes,
8.625%, 12/15/13(1)                                                           5,000        5,156
------------------------------------------------------------------------------------------------
                                                                                      $   10,594
------------------------------------------------------------------------------------------------

Chemicals -- 5.2%
Avecia Group PLC, 11.00%, 7/1/09                                    $         2,000   $    1,810
Kraton Polymers LLC, Sr. Sub Notes, 8.125%, 1/15/14                           5,000        5,225
Nalco Company, Sr. Notes, 7.75%, 11/15/11(1)                                  2,000        2,150
Nalco Company, Sr. Sub. Notes, 8.875%, 11/15/13(1)                  $         2,000   $    2,130
------------------------------------------------------------------------------------------------
                                                                                      $   11,315
------------------------------------------------------------------------------------------------

Consumer Products -- 1.5%
Jostens Holding Corp., Sr. Disc. Notes, (0% until 2008),
10.25%, 12/1/13(1)                                                  $         5,000   $    3,163
------------------------------------------------------------------------------------------------
                                                                                      $    3,163
------------------------------------------------------------------------------------------------

Containers and Packaging -- 2.7%
Crown Euro Holdings SA, 10.875%, 3/1/13                             $         5,000   $    5,906
------------------------------------------------------------------------------------------------
                                                                                      $    5,906
------------------------------------------------------------------------------------------------

Electrical Equipment -- 2.5%
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                       $         5,000   $    5,325
------------------------------------------------------------------------------------------------
                                                                                      $    5,325
------------------------------------------------------------------------------------------------

Electronic Components -- 2.3%
Danka Business Systems, 11.00%, 6/15/10                             $         5,000   $    4,988
------------------------------------------------------------------------------------------------
                                                                                      $    4,988
------------------------------------------------------------------------------------------------

Entertainment -- 7.4%
Intrawest Corp., Sr. Notes, 7.50%, 10/15/13(1)                      $         5,000   $    5,225
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                             5,000        5,675
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14(1)                                 5,000        5,250
------------------------------------------------------------------------------------------------
                                                                                      $   16,150
------------------------------------------------------------------------------------------------

Foods -- 2.5%
Seminis Vegetable Seeds, Sr. Sub. Notes,
10.25%, 10/1/13(1)                                                  $         5,000   $    5,400
------------------------------------------------------------------------------------------------
                                                                                      $    5,400
------------------------------------------------------------------------------------------------

Health Services -- 2.5%
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(1)                                                  $         5,000   $    5,425
------------------------------------------------------------------------------------------------
                                                                                      $    5,425
------------------------------------------------------------------------------------------------

Investment Services -- 2.4%
Couche-Tard US, Sr. Sub. Notes, 7.50%, 12/15/13                     $         5,000   $    5,263
------------------------------------------------------------------------------------------------
                                                                                      $    5,263
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Lodging -- 2.5%
Felcor Lodging, 10.00%, 9/15/08                                     $         5,000   $    5,425
------------------------------------------------------------------------------------------------
                                                                                      $    5,425
------------------------------------------------------------------------------------------------

Lodging and Gaming -- 5.1%
Majestic Star LLC, 9.50%, 10/15/10(1)                               $         5,000   $    5,150
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                                               5,000        5,825
------------------------------------------------------------------------------------------------
                                                                                      $   10,975
------------------------------------------------------------------------------------------------

Paper and Forest Products -- 2.7%
Georgia-Pacific Corp., 9.50%, 12/1/11                               $         5,000   $    5,825
------------------------------------------------------------------------------------------------
                                                                                      $    5,825
------------------------------------------------------------------------------------------------

REITS -- 2.6%
CB Richard Ellis, Inc., 11.25%, 6/15/11                             $         5,000   $    5,675
------------------------------------------------------------------------------------------------
                                                                                      $    5,675
------------------------------------------------------------------------------------------------

Retail - Food and Drug -- 2.4%
General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(1)                                                   $         5,000   $    5,150
------------------------------------------------------------------------------------------------
                                                                                      $    5,150
------------------------------------------------------------------------------------------------

Telecommunication Equipment -- 2.3%
Marconi Corp. PLC, Series A, 8.00%, 4/30/08(1)                      $         5,000   $    5,090
------------------------------------------------------------------------------------------------
                                                                                      $    5,090
------------------------------------------------------------------------------------------------

Transportation -- 2.3%
OMI Corp., Sr. Notes, 7.625%, 12/1/13(1)                            $         5,000   $    5,069
------------------------------------------------------------------------------------------------
                                                                                      $    5,069
------------------------------------------------------------------------------------------------

Utilities -- 5.0%
Illinois Power, 7.50%, 6/15/09                                      $         5,000   $    5,525
NRG Energy, Inc., 8.00%, 12/15/13(1)                                          5,000        5,281
------------------------------------------------------------------------------------------------
                                                                                      $   10,806
------------------------------------------------------------------------------------------------

Waste Management -- 2.5%
Allied Waste NA, 10.00%, 8/1/09                                     $         5,000   $    5,425
------------------------------------------------------------------------------------------------
                                                                                      $    5,425
------------------------------------------------------------------------------------------------

Wireless Communication Services -- 7.4%
Dobson Communications Corp., Sr. Notes,
10.875%, 7/1/10                                                     $         5,000   $    5,475
Level 3 Financing, Inc., Sr. Notes,
10.75%, 10/15/11(1)                                                           5,000        5,313
Nextel Partners, Inc., Sr. Notes,
8.125%, 7/1/11                                                                5,000        5,350
------------------------------------------------------------------------------------------------
                                                                                      $   16,138
------------------------------------------------------------------------------------------------

Total Corporate Bonds & Notes
   (identified cost $193,665)                                                         $  206,123
------------------------------------------------------------------------------------------------

Total Investments -- 94.9%
   (identified cost $193,665)                                                         $  206,123
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 5.1%                                                $   11,027
------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                                  $  217,150
------------------------------------------------------------------------------------------------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Defaulted security.

                       See notes to financial statements.

EATON VANCE VT INCOME FUND OF BOSTON AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003
Assets
Investments, at value (identified cost, $193,665)                          $  206,123
Cash                                                                            7,486
Receivable from the Administrator                                              13,828
Interest receivable                                                             3,612
-------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  231,049
-------------------------------------------------------------------------------------

Liabilities
Accrued expenses                                                           $   13,899
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $   13,899
-------------------------------------------------------------------------------------
NET ASSETS                                                                 $  217,150
-------------------------------------------------------------------------------------

Sources of Net Assets
Paid-in capital                                                            $  198,859
Accumulated net realized gain (computed on
   the basis of identified cost)                                                1,515
Accumulated undistributed net investment income                                 4,318
Net unrealized appreciation (computed on the basis of
   identified cost)                                                            12,458
-------------------------------------------------------------------------------------
TOTAL                                                                      $  217,150
-------------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
-------------------------------------------------------------------------------------
($217,150 DIVIDED BY 19,148 SHARES OF BENEFICIAL INTEREST OUTSTANDING)     $    11.34
-------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2003(1)
Investment Income
Interest                                                       $    5,524
Other                                                                 150
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    5,674
-------------------------------------------------------------------------

Expenses
Investment adviser fee                                         $      502
Administration fee                                                    201
Service fees                                                          201
Legal and accounting services                                      13,420
Transfer and dividend disbursing agent fees                         8,733
Custodian fee                                                       7,552
Printing and postage                                                  360
Miscellaneous                                                         540
-------------------------------------------------------------------------
TOTAL EXPENSES                                                 $   31,509
-------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $      141
   Allocation of expenses to the Administrator                     29,828
-------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $   29,969
-------------------------------------------------------------------------

NET EXPENSES                                                   $    1,540
-------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    4,134
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    1,581
-------------------------------------------------------------------------
NET REALIZED GAIN                                              $    1,581
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $   12,458
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $   12,458
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $   14,039
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $   18,173
-------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to December 31, 2003.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            PERIOD ENDED
IN NET ASSETS                                                  DECEMBER 31, 2003(1)
-----------------------------------------------------------------------------------
From operations --
   Net investment income                                       $              4,134
   Net realized gain                                                          1,581
   Net change in unrealized appreciation (depreciation)                      12,458
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $             18,173
-----------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                $            202,935
   Cost of shares redeemed                                                   (3,958)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $            198,977
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $            217,150
-----------------------------------------------------------------------------------

Net Assets
At beginning of period                                         $                 --
-----------------------------------------------------------------------------------
AT END OF PERIOD                                               $            217,150
-----------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------------
AT END OF PERIOD                                               $              4,318
-----------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to December 31, 2003.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31, 2003(1)(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                               $                10.000
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
Net investment income                                                                $                 0.533
    Net realized and unrealized gain                                                                   0.807
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                         $                 1.340
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                     $                11.340
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                        13.40%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
Net assets, end of period (000's omitted)                                            $                   217
Ratios (As a percentage of average daily net assets):
    Net expenses                                                                                        2.08%(4)
    Net expenses after custodian fee reduction                                                          1.91%(4)
    Net investment income                                                                               5.12%(4)
Portfolio Turnover                                                                                        70%(5)
------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                                           39.00%(4)
    Expenses after custodian fee reduction                                                             38.83%(4)
    Net investment loss                                                                               (31.80)%(4)(6)
Net investment loss per share                                                        $                (3.316)(4)(6)
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to December 31, 2003.
(2) Net investment income (loss) per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns are not calculated on an annualized basis.
(4) Annualized.
(5) For the period from the start of investment operations, March 26, 2003, to December 31, 2003.
(6) Includes expenses after custodian fee reduction.

                       See notes to financial statements.

EATON VANCE VT INCOME FUND OF BOSTON AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

   Eaton Vance VT Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide as much current income as possible by investing primarily in high yield, high risk corporate bonds (so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Fixed income investments (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no transfer agent or custodian fees incurred by the Fund in its first three months of operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2  Distributions to Shareholders

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and are primarily due to differences in book and tax amortization policies.

3  Shares of Beneficial Interest

   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 2003, two shareholders each owned more than 10% of the Fund's shares outstanding aggregating 82% and Eaton Vance Management (EVM) owned 18% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

                          PERIOD ENDED
                          DECEMBER 31, 2003(1)
   -------------------------------------------
   Sales                         19,516
   -------------------------------------------
   Redemptions                     (368)
   -------------------------------------------
   NET INCREASE                  19,148
   -------------------------------------------

   (1) For the period from the start of business, January 9, 2003 to December 31, 2003.

4  Investment Adviser Fee and Other Transactions with Affiliates

   The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is at the annual rate of 0.625% of the Fund's average daily net assets. For the period from the start of business, January 9, 2003 to December 31, 2003, the fee amounted to $502. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the period from the start of business, January 9, 2003 to December 31, 2003, the fee amounted to $201. To enhance the net investment income of the Fund, EVM agreed to voluntarily assume $29,345 of the Fund's operating expenses for the period. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Service Fees

   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% of daily average net assets. Service fees for the period from the start of business, January 9, 2003 to December 31, 2003 amounted to $201.

6  Investment Transactions

   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than short-term obligations, aggregated $254,147 and $61,998, respectively, for the period from the start of business, January 9, 2003 to December 31, 2003.

7  Line of Credit

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, January 9, 2003 to December 31, 2003.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                    $ 193,783
   -------------------------------------------
   Gross unrealized appreciation     $  12,395

   Gross unrealized depreciation           (55)
   -------------------------------------------
   NET UNREALIZED APPRECIATION       $  12,340
   -------------------------------------------

EATON VANCE VT INCOME FUND OF BOSTON AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Eaton Vance VT Income Fund of Boston

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance VT Income Fund of Boston, a series of Eaton Vance Variable Trust, (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period January 9, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2004

EATON VANCE VT INCOME FUND OF BOSTON

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                           TERM OF                                  NUMBER OF PORTFOLIOS
                           POSITION       OFFICE AND                                  IN FUND COMPLEX
   NAME AND                WITH THE       LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH               TRUST         SERVICE         DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee       Since 2000        Chairman, President              193             Director of National
11/28/59                                                   and Chief Executive                              Financial Partners
                                                           Officer of National
                                                           Financial Partners
                                                           (financial services
                                                           company) (since April
                                                           1999). President and
                                                           Chief Operating
                                                           Officer of John A.
                                                           Levin & Co. (registered
                                                           investment adviser)
                                                           (July 1997 to April
                                                           1999) and a Director
                                                           of Baker, Fentress &
                                                           Company, which owns
                                                           John A. Levin & Co.
                                                           (July 1997 to April
                                                           1999). Ms. Bibliowicz
                                                           is an interested
                                                           person because of her
                                                           affiliation with a
                                                           brokerage firm.

James B. Hawkes            Trustee and   Since 2000        Chairman, President              195               Director of EVC
11/9/41                    President                       and Chief Executive
                                                           Officer of BMR, EVC,
                                                           EVM and EV; Director
                                                           of EV; Vice President
                                                           and Director of EVD.
                                                           Trustee and/or officer
                                                           of 195 registered
                                                           investment companies
                                                           in the Eaton Vance
                                                           Fund Complex. Mr.
                                                           Hawkes is an
                                                           interested person
                                                           because of his
                                                           positions with BMR,
                                                           EVM, EVC and EV, which
                                                           are affiliates of the
                                                           Fund.

                                           TERM OF                                  NUMBER OF PORTFOLIOS
                           POSITION       OFFICE AND                                  IN FUND COMPLEX
   NAME AND                WITH THE       LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH               TRUST          SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee       Since 2000        Jacob H. Schiff                  195            Director of Tiffany &
2/23/35                                                    Professor of                                   Co. (specialty retailer)
                                                           Investment Banking                                 and Telect, Inc.
                                                           Emeritus, Harvard                                 (telecommunication
                                                           University Graduate                                services company)
                                                           School of Business
                                                           Administration.

William H. Park            Trustee       Since 2003        President and Chief              192                    None
9/19/47                                                    Executive Officer,
                                                           Prizm Capital
                                                           Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer,
                                                           United Asset
                                                           Management Corporation
                                                           (a holding company
                                                           owning institutional
                                                           investment management
                                                           firms) (1982-2001)

Ronald A. Pearlman         Trustee       Since 2003        Professor of Law,                192                    None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

                                           TERM OF                                  NUMBER OF PORTFOLIOS
                           POSITION       OFFICE AND                                  IN FUND COMPLEX
   NAME AND                WITH THE       LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH               TRUST          SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee       Since 2000        President, Chief                 195                    None
9/21/35                                                    Executive Officer and
                                                           a Director of Asset
                                                           Management Finance
                                                           Corp. (a specialty
                                                           finance company
                                                           serving the
                                                           investment management
                                                           industry) (since
                                                           October 2003).
                                                           President, Unicorn
                                                           Corporation (an
                                                           investment and
                                                           financial advisory
                                                           services company)
                                                           (since September
                                                           2000). Formerly,
                                                           Chairman, Hellman,
                                                           Jordan Management
                                                           Co., Inc. (an
                                                           investment management
                                                           company) (2000-2003).
                                                           Formerly, Advisory
                                                           Director of Berkshire
                                                           Capital Corporation
                                                           (investment banking
                                                           firm) (2002-2003).
                                                           Formerly, Chairman of
                                                           the Board, United
                                                           Asset Management
                                                           Corporation (a
                                                           holding company
                                                           owning institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and
                                                           Director, UAM Funds
                                                           (mutual funds)
                                                           (1980-2000).

Lynn A. Stout              Trustee       Since 2000        Professor of Law,                195                    None
9/14/57                                                    University of
                                                           California at Los
                                                           Angeles School of Law
                                                           (since July 2001).
                                                           Formerly, Professor
                                                           of Law, Georgetown
                                                           University Law
                                                           Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                            TERM OF
                                           OFFICE AND
  NAME AND               POSITION WITH     LENGTH OF                        PRINCIPAL OCCUPATION(S)
DATE OF BIRTH              THE TRUST         SERVICE                         DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Thomas P. Huggins      Vice President      Since 2000  Vice President of EVM and BMR. Officer of 8 registered investment
3/7/66                                                 companies managed by EVM and BMR.

Samuel D. Isaly        Vice President      Since 2000  Managing Partner of OrbiMed Advisors LLC. Officer of 5 registered
3/12/45                                                investment companies managed by EVM or BMR.

Martha G. Locke        Vice President      Since 2002  Vice President of EVM and BMR. Officer of 5 registered investment
6/21/52                                                companies managed by EVM and BMR.

Scott H. Page          Vice President      Since 2000  Vice President of EVM and BMR. Officer of 13 registered investment
11/30/59                                               companies managed by EVM or BMR.

Jacob Rees-Mogg        Vice President      Since 2000  Investment Manager of Lloyd George. Officer of 4 registered
5/24/69                                                investment companies managed by EVM and BMR.

Duncan W. Richardson   Vice President      Since 2000  Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                                               and BMR. Officer of 42 registered investment companies managed by
                                                       EVM or BMR.

Payson F. Swaffield    Vice President      Since 2000  Vice President of EVM and BMR. Officer of 13 registered investment
8/13/56                                                companies managed by EVM or BMR.

Michael Weilheimer     Vice President      Since 2000  Vice President of EVM and BMR. Officer of 10 registered investment
2/11/61                                                companies managed by EVM or BMR.

Alan R. Dynner           Secretary         Since 2000  Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                               EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer         Since 2000  Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                                                 investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

              ADMINISTRATOR OF EATON VANCE VT INCOME FUND OF BOSTON
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110


                      EATON VANCE VT INCOME FUND OF BOSTON
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                         VTIBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE VT INCOME FUND OF BOSTON (the "Fund") is a series of Eaton Vance Variable Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 4 series (collectively, the "Series"). As of December 31, 2003, one of the Series, Eaton Vance VT Information Age Fund, had not yet commenced operations. This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE VT INCOME FUND OF BOSTON

FISCAL YEARS ENDED        12/31/02*                12/31/03
--------------------------------------------------------------
Audit Fees               $        0               $   10,500

Audit-Related Fees(1)    $        0               $        0

Tax Fees(2)              $        0               $    2,850

All Other Fees(3)        $        0               $        0
                         -------------------------------------

Total                    $        0               $   13,350
                         =====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* Eaton VT Income Fund of Boston commenced operations on January 9, 2003.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                12/31/02                      12/31/03
                            PWC             D&T            PWC            D&T
----------------------------------------------------------------------------------
AUDIT FEES               $   18,700     $    9,054     $   31,600     $   22,639

AUDIT-RELATED FEES(1)    $        0     $        0     $        0     $        0

TAX FEES(2)              $    2,920     $    5,800     $    6,200     $    6,000

ALL OTHER FEES(3)        $        0     $        0     $        0     $        0
                         ---------------------------------------------------------

TOTAL                    $   21,620     $   14,854     $   37,800     $   28,639
                         =========================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series; (iii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Lloyd George Investment Management (Bermuda) LLC, an investment adviser to Eaton Vance VT Information Age Fund, by PWC and D&T for the last two fiscal years of each Series; and
(iv) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to OrbiMed Advisors, LLC, investment adviser to Eaton Vance VT Worldwide Health Sciences Fund, by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                12/31/02                      12/31/03
                            PWC             D&T            PWC            D&T
----------------------------------------------------------------------------------
REGISTRANT(1)            $    2,920     $    5,800     $    6,200     $    6,000

EATON VANCE(2)           $        0     $  336,546     $        0     $  458,168

LLOYD GEORGE INVESTMENT

MANAGEMENT (BERMUDA)     $        0     $        0     $        0     $        0

ORBIMED ADVISORS         $        0     $        0     $        0     $        0

(1)  Includes all of the Series in the Trust.

(2) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts in an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE VARIABLE TRUST (ON BEHALF OF (EATON VANCE VT INCOME FUND OF BOSTON))


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: June 8, 2004


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President

Date: June 8, 2004